Information by business segment and by geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information by business segment and by geographic area
Net operating revenue	$ 40,018	$ 37,570	$ 36,575
Cost of goods sold and services rendered	(16,059)	(17,788)	(18,902)
Sales, administrative and other operating expenses	(6,514)	(8,338)	(906)
Research and evaluation expenses	(443)	(443)	(373)
Pre operating and operational stoppage	(682)	(882)	(189)
Dividends received and interest from associates and joint ventures	268	466	388
Total of continuing operations Adjusted EBITDA	16,588	10,585	16,593
Net operating revenue	40,018	37,570	36,696
Cost of goods sold and services rendered			(19,022)
Sales, administrative and other operating expenses			(910)
Research and evaluation expenses			(373)
Pre operating and operational stoppage			(189)
Dividends received and interest from associates and joint ventures			388
Adjusted EBITDA			16,590
Discontinued operations
Information by business segment and by geographic area
Net operating revenue			121
Adjusted EBITDA			(3)
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	32,078	30,005	27,933
Cost of goods sold and services rendered	(10,265)	(11,988)	(13,044)
Sales, administrative and other operating expenses	(173)	(351)	(94)
Research and evaluation expenses	(136)	(142)	(138)
Pre operating and operational stoppage	(640)	(823)	(135)
Dividends received and interest from associates and joint ventures	141	296	189
Total of continuing operations Adjusted EBITDA	21,005	16,997	14,711
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Net operating revenue	27,285	23,343	20,354
Cost of goods sold and services rendered	(8,171)	(8,778)	(9,048)
Sales, administrative and other operating expenses	(187)	(323)	(76)
Research and evaluation expenses	(127)	(123)	(110)
Pre operating and operational stoppage	(534)	(750)	(115)
Dividends received and interest from associates and joint ventures	23	29	28
Total of continuing operations Adjusted EBITDA	18,289	13,398	11,033
Ferrous minerals | Iron ore Pellets
Information by business segment and by geographic area
Net operating revenue	4,242	5,948	6,651
Cost of goods sold and services rendered	(1,661)	(2,666)	(3,393)
Sales, administrative and other operating expenses	11	(20)	(11)
Research and evaluation expenses	(5)	(16)	(26)
Pre operating and operational stoppage	(77)	(72)	(19)
Dividends received and interest from associates and joint ventures	116	258	154
Total of continuing operations Adjusted EBITDA	2,626	3,432	3,356
Ferrous minerals | Ferroalloys and manganese
Information by business segment and by geographic area
Net operating revenue	225	282	454
Cost of goods sold and services rendered	(179)	(220)	(290)
Sales, administrative and other operating expenses		(8)	(3)
Research and evaluation expenses	(2)	(2)	(1)
Pre operating and operational stoppage	(29)	(1)
Total of continuing operations Adjusted EBITDA	15	51	160
Ferrous minerals | Other ferrous products and services
Information by business segment and by geographic area
Net operating revenue	326	432	474
Cost of goods sold and services rendered	(254)	(324)	(313)
Sales, administrative and other operating expenses	3		(4)
Research and evaluation expenses	(2)	(1)	(1)
Pre operating and operational stoppage			(1)
Dividends received and interest from associates and joint ventures	2	9	7
Total of continuing operations Adjusted EBITDA	75	116	162
Base metals
Information by business segment and by geographic area
Net operating revenue	7,170	6,161	6,703
Cost of goods sold and services rendered	(4,010)	(3,772)	(4,020)
Sales, administrative and other operating expenses	(32)	(80)	(51)
Research and evaluation expenses	(117)	(87)	(57)
Pre operating and operational stoppage	(30)	(48)	(33)
Total of continuing operations Adjusted EBITDA	2,981	2,174	2,542
Base metals | Nickel and other products
Information by business segment and by geographic area
Net operating revenue	4,995	4,257	4,610
Cost of goods sold and services rendered	(3,216)	(2,867)	(3,060)
Sales, administrative and other operating expenses	(25)	(75)	(47)
Research and evaluation expenses	(49)	(44)	(39)
Pre operating and operational stoppage	(29)	(28)	(33)
Total of continuing operations Adjusted EBITDA	1,676	1,243	1,431
Base metals | Copper
Information by business segment and by geographic area
Net operating revenue	2,175	1,904	2,093
Cost of goods sold and services rendered	(794)	(905)	(960)
Sales, administrative and other operating expenses	(7)	(5)	(4)
Research and evaluation expenses	(68)	(43)	(18)
Pre operating and operational stoppage	(1)	(20)
Total of continuing operations Adjusted EBITDA	1,305	931	1,111
Coal
Information by business segment and by geographic area
Net operating revenue	473	1,021	1,643
Cost of goods sold and services rendered	(1,456)	(1,638)	(1,575)
Sales, administrative and other operating expenses	(15)	1	(9)
Research and evaluation expenses	(28)	(30)	(21)
Dividends received and interest from associates and joint ventures	95	113	143
Total of continuing operations Adjusted EBITDA	(931)	(533)	181
Brumadinho event
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(5,257)	(7,402)
Total of continuing operations Adjusted EBITDA	(5,257)	(7,402)
COVID-19
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(109)
Total of continuing operations Adjusted EBITDA	(109)
Others
Information by business segment and by geographic area
Net operating revenue	297	383	296
Cost of goods sold and services rendered	(328)	(390)	(263)
Sales, administrative and other operating expenses	(928)	(506)	(752)
Research and evaluation expenses	(162)	(184)	(157)
Pre operating and operational stoppage	(12)	(11)	(21)
Dividends received and interest from associates and joint ventures	32	57	56
Total of continuing operations Adjusted EBITDA	$ (1,101)	$ (651)	(841)
Fertilizers | Discontinued operations
Information by business segment and by geographic area
Net operating revenue			121
Cost of goods sold and services rendered			(120)
Sales, administrative and other operating expenses			(4)
Adjusted EBITDA			$ (3)